PROPERTY, PLANT AND EQUIPMENT (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Depreciation	$ 74,000	$ 74,000